Cover	Nov. 16, 2021
Cover [Abstract]
Entity Registrant Name	FREEDOM HOLDING CORP.
Entity Central Index Key	0000924805
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-33034
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-0233726
Entity Address Address Line 1	Esentai Tower” BC
Entity Address Address Line 2	Floor 7, 77/7 Al Farabi Ave
Entity Address City Or Town	Almaty
Entity Address Country	KZ
Entity Address Postal Zip Code	050040
City Area Code	7 727
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	311 10 64
Security 12b Title	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ